Annual Fund Operating Expenses - INVESCO SP 500 INDEX FUND	Dec. 17, 2021
Class A
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.54%
Class C
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	0.89%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.18%
Class Y
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.29%
Class R6
Operating Expenses:
Management Fees	0.12%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.08%	[1]
Total Annual Fund Operating Expenses	0.20%

[1]	“Other Expenses” have been restated to reflect current fees.